Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	[1]	Share premium	Preferred shares	Capital reserve	Revaluation reserve	Exchange reserve	Retained profits	Total equity attributable to owners of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2022						$ 144,273	$ 62,906	$ (111)	$ 82,197	$ 289,265	$ 197,378	$ 486,643
Profit/Loss for the year									8,164	8,164	9,084	17,248
Exchange differences arising from translation								(758)		(758)	(569)	(1,327)
Surplus on revaluation in properties							1,726			1,726	7,315	9,041
Share of other comprehensive income of joint ventures							2,385	(373)		2,012	3,257	5,269
Total comprehensive income (expense) for the year							4,111	(1,131)	8,164	11,144	19,087	30,231
Change in shareholding of subsidiaries without losing control						(31,845)	(36,762)	(150)	(16,945)	(85,702)	85,702
Distribution to ultimate holding company	[2]					(110,927)				(110,927)	(128,113)	(239,040)
Balance at Dec. 31, 2023						1,501	30,255	(1,392)	73,416	103,780	174,054	277,834
Profit/Loss for the year									27,751	27,751	16,979	44,730
Exchange differences arising from translation								653		653	(2,761)	(2,108)
Surplus on revaluation in properties							12,239			12,239	8,390	20,629
Share of other comprehensive income of joint ventures							329	753		1,082	1,751	2,833
Total comprehensive income (expense) for the year							12,568	1,406	27,751	41,725	24,359	66,084
Issue of voting ordinary shares of the Company				261,889						261,889		261,889
Issue of non-voting redeemable preferred shares of the Company					100,000					100,000		100,000
Change in shareholding of subsidiaries without losing control						3,159	52,855	(696)	110,378	165,696	(165,696)
Recognition of subsidiaries upon control over Singapore hotel companies (defined in note 13)											71,136	71,136
Distribution to ultimate holding company	[2]					(7,813)				(7,813)		(7,813)
Balance at Dec. 31, 2024				261,889	100,000	(3,153)	95,678	(682)	211,545	665,277	103,853	769,130
Profit/Loss for the year									(7,754)	(7,754)	(4,977)	(12,731)
Exchange differences arising from translation								3,460		3,460	4,202	7,662
Surplus on revaluation in properties							7,750			7,750	7,159	14,909
Share of other comprehensive income of joint ventures
Total comprehensive income (expense) for the year							7,750	3,460	(7,754)	3,456	6,384	9,840
Issue of voting ordinary shares of the Company				60,119						60,119		60,119
Balance at Dec. 31, 2025				$ 322,008	$ 100,000	$ (3,153)	$ 103,428	$ 2,778	$ 203,791	$ 728,852	$ 110,237	$ 839,089

[1]	The amount is less than US$1,000.
[2]	Contribution from and distribution to ultimate holding company during the years represents the dividend income net with withholding tax received, payments to or disposal receipts of financial assets at FVTPL and settlement of derivative financial instruments directly through ultimate holding company.